Concentration and Risk (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PRC [Member] | RMB [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 58,395	¥ 114,589
PRC [Member] | U.S. dollar [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	10,324	10,401
Hong Kong [Member] | HKD [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	628	334
Hong Kong [Member] | U.S. dollar [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 74,552	¥ 57,421